Laons (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals)	12 Months Ended
Dec. 31, 2020
Rushan City Rural Credit Unions [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	8.7875%
Loan payment due	Jul. 18, 2022
Minimum [Member] | Agricultural Banks Of China [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	6.00%
Maximum [Member] | Agricultural Banks Of China [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	7.20%